Current maturities and short term bank loans (Details) - Schedule of Current Maturities and Short Term Bank Loans - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Current maturities and short term bank loans (Details) - Schedule of Current Maturities and Short Term Bank Loans [Line Items]
Current portion of long term bank loans		€ 9,784	€ 12,815
EURIBOR [Member]
Current maturities and short term bank loans (Details) - Schedule of Current Maturities and Short Term Bank Loans [Line Items]
Linkage terms		EURIBOR
Current portion of long term bank loans		€ 3,022	3,261
Other long term borrowings original currency	[1]	EURIBOR
Interest rate of other long term borrowings interest rate	[1]
Current borrowings and current portion of non-current borrowings	[1]	€ 5,000	€ 10,000
EURIBOR [Member] | Bottom of range [member]
Current maturities and short term bank loans (Details) - Schedule of Current Maturities and Short Term Bank Loans [Line Items]
Borrowings, interest rate			2.00%
Interest rate of other long term borrowings interest rate	[1]		5.27%
EURIBOR [Member] | Top of range [member]
Current maturities and short term bank loans (Details) - Schedule of Current Maturities and Short Term Bank Loans [Line Items]
Borrowings, interest rate		6.00%
Interest rate of other long term borrowings interest rate	[1]	9.20%
Fixed interest rate [member]
Current maturities and short term bank loans (Details) - Schedule of Current Maturities and Short Term Bank Loans [Line Items]
Linkage terms
Current portion of long term bank loans		€ 6,762	€ 7,463
Fixed interest rate [member] | Bottom of range [member]
Current maturities and short term bank loans (Details) - Schedule of Current Maturities and Short Term Bank Loans [Line Items]
Borrowings, interest rate			2.58%
Fixed interest rate [member] | Top of range [member]
Current maturities and short term bank loans (Details) - Schedule of Current Maturities and Short Term Bank Loans [Line Items]
Borrowings, interest rate		3.03%
Consumer price index in Israel [Member]
Current maturities and short term bank loans (Details) - Schedule of Current Maturities and Short Term Bank Loans [Line Items]
Linkage terms		Consumer price index in Israel
Borrowings, interest rate		4.65%
Current portion of long term bank loans			€ 2,091

[1]	Loans provided by the minority (49%) holders in Talasol.